Short Term Bank Deposits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Short Term Bank Deposits [Line Items]
Deposited amount	$ 1,250
Short term deposits period	1 year
Short term bank deposits	$ 1,254,000
Eco Wave Power Ltd. [Member]
Short Term Bank Deposits [Line Items]
Annual interest rate	5.39%